Earnings per share - Diluted earnings per share (Details) - ZAR (R) R / shares in Units, shares in Thousands, R in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Earnings per share [abstract]
Diluted profit attributable to owners of the parent	R 202,336	R 181,134	R 121,458
Weighted average number of ordinary shares in issue (in shares)	563,578	561,088	629,626
Adjusted for: potentially dilutive effect of share appreciation rights (in shares)	16,275	7,230	0
Adjusted for: potentially dilutive effect of share options (in shares)	3,794	5,663	2,193
Diluted weighted average number of ordinary shares in issue (in shares)	583,647	573,981	631,819
Diluted earnings per share (in zar per share)	R 0.35	R 0.32	R 0.19